Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
4.      Inventories:

The amounts in the accompanying consolidated balance sheets as at December 31, 2016 and March 31, 2017 are analyzed as follows:
	December 31, 2016	March 31, 2017
Lubricants	$479	$411
Bunkers	694	652
Total	$1,173	$1,063

4.	Inventories
The amounts in the accompanying consolidated balance sheets as at December 31, 2015 and 2016 are analyzed as follows:

	2015	2016
Lubricants	$583	$479
Bunkers	—	694
Total	$583	$1,173